Contingent Liability	9 Months Ended
Feb. 28, 2019
Loss Contingency [Abstract]
Contingencies Disclosure [Text Block]

Note 15 – Contingent Liability

The terms of the Company’s acquisition of Alternative Solutions, LLC include a payment of $1,000,000 contingent upon the Oasis LLCs achieving certain revenue targets. (see note 3). The fair value of this contingent consideration at the time of the Acquisition Agreement was $678,111 as determined by the Company’s outside valuation consultants. Management has reviewed the value of the contingent consideration, and has concluded that no adjustment is necessary at February 28, 2019.